FAIR VALUE MEASUREMENTS - Backstop Subscription Agreement (Details) - Backstop Subscription Agreement - BURTECH ACQUISITION CORP [Member]	Sep. 30, 2024 yr	Apr. 22, 2024 yr
Stock Price
FAIR VALUE MEASUREMENTS
Measurement Input - Backstop Subscription Agreement	11.28	11.05
Risk-Free Rate
FAIR VALUE MEASUREMENTS
Measurement Input - Backstop Subscription Agreement	4.83	5.39
Weighted Terms
FAIR VALUE MEASUREMENTS
Measurement Input - Backstop Subscription Agreement	0.17	0.48
Market Implied Likelihood of Initial Business Combination
FAIR VALUE MEASUREMENTS
Measurement Input - Backstop Subscription Agreement	12.1	10.35